EXPENSES BY NATURE - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses By Nature [Line Items]
Royalty fees	$ 2,145	$ 0	$ 0
Obsolete inventory impairments	1,663	164	2,035
Research and development expense	68,914	52,531	70,369
Direct operating expenses	36,226	27,107	33,190
OTL-105
Expenses By Nature [Line Items]
Direct operating expenses			13,100
Impairment losses IFA			5,000
Novartis
Expenses By Nature [Line Items]
Royalty fees	$ 2,100	$ 0	$ 0